INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE AND OTHER ASSETS

NOTE 11 -INTANGIBLE AND OTHER ASSETS

Intangible assets with finite economic useful lives:

	Licenses	Costs of obtaining contracts with customers	Customer relationships and other	Computer software(1)	Total
	New Israeli Shekels in millions
Cost
At January 1, 2019	2,123	175	279	492	3,069
Share in PHI's accounts included as of Jan 1, 2019				5	5
Additions in 2019		95	6	59	160
Disposals in 2019				61	61
At December 31, 2019	2,123	270	285	495	3,173
Additions in 2020	30	115		49	194
Disposals in 2020				137	137
At December 31, 2020	2,153	385	285	407	3,230
Additions in 2021		99		55	154
Disposals in 2021	3		277	82	362
At December 31, 2021	2,150	484	8	380	3,022

Accumulated amortization
At January 1, 2019	1,852	62	273	265	2,452
Share in PHI's accounts included as of Jan 1, 2019				2	2
Amortization in 2019	73	79	2	87	241
Disposals in 2019				60	60
At December 31, 2019	1,925	141	275	294	2,635
Amortization in 2020	27	97	3	84	211
Disposals in 2020				137	137
At December 31, 2020	1,952	238	278	241	2,709
Amortization in 2021	18	103	1	81	203
Disposals in 2021	3		277	82	362
At December 31, 2021	1,967	341	2	240	2,550

Carrying amounts, net
At December 31, 2019	198	129	10	201	538
At December 31, 2020	201	147	7	166	521
At December 31, 2021	183	143	6	140	472

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
	In millions
(1) Cost additions include capitalization of salary and employee related expenses	57	44	41

See notes 2(f)(1) and 4(1) with respect to change in accounting estimate of the useful life of the cellular license. For depreciation and amortization in the statement of income see note 22.